FINANCE RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Activity in the liability for unpaid claims and claim adjustment expenses for debt protection and reinsurance products
Balance, beginning of year	$ 3,626	$ 2,975	$ 1,759
Claim amount incurred, related to
Prior periods	764	1,408	962
Current period	573	1,818	1,981
Total	1,337	3,226	2,943
Claim amount paid, related to
Prior periods	1,581	1,124	565
Current period	1,186	1,451	1,162
Total	2,767	2,575	1,727
Balance, end of year	$ 2,196	$ 3,626	$ 2,975